Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	285,367,210.93	19,558
Yield Supplement Overcollateralization Amount 08/31/21	10,461,975.43	0
Receivables Balance 08/31/21	295,829,186.36	19,558
Principal Payments	14,732,264.01	491
Defaulted Receivables	235,343.29	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	9,670,844.80	0
Pool Balance at 09/30/21	271,190,734.26	19,051

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.29%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,524,557.27	134
Past Due 61-90 days	689,195.12	36
Past Due 91-120 days	100,716.48	6
Past Due 121+ days	0.00	0
Total	3,314,468.87	176

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	232,895.99
Aggregate Net Losses/(Gains) - September 2021	2,447.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.01%
Prior Net Losses Ratio	-0.30%
Second Prior Net Losses Ratio	-0.24%
Third Prior Net Losses Ratio	0.32%
Four Month Average	-0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	35.21

Flow of Funds	$ Amount
Collections	15,929,566.11
Investment Earnings on Cash Accounts	68.24
Servicing Fee	(246,524.32)
Transfer to Collection Account	-
Available Funds	15,683,110.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	603,864.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	8,985,135.69
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	770,136.99

Total Distributions of Available Funds	15,683,110.03

Servicing Fee	246,524.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	280,175,869.95
Principal Paid	14,176,476.67
Note Balance @ 10/15/21	265,999,393.28

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	150,505,869.95
Principal Paid	14,176,476.67
Note Balance @ 10/15/21	136,329,393.28
Note Factor @ 10/15/21	39.2880096%

Class A-4
Note Balance @ 09/15/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	82,950,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	31,150,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	15,570,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	736,496.37
Total Principal Paid	14,176,476.67
Total Paid	14,912,973.04

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	381,281.54
Principal Paid	14,176,476.67
Total Paid to A-3 Holders	14,557,758.21

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7111304
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.6882179
Total Distribution Amount	14.3993483

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0987941
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.8543996
Total A-3 Distribution Amount	41.9531937

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	633.81
Noteholders' Principal Distributable Amount	366.19

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,595,670.49
Investment Earnings	55.68
Investment Earnings Paid	(55.68)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,007,858.35	$1,087,553.35	$967,681.73
Number of Extensions	52	52	48
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.35%	0.29%